CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Statement of cash flows [abstract]
OPERATING ACTIVITIES	$ (1,630)	¥ (11,846)	¥ 3,047
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1)	(4)	(6)
Expenditures on mine development			(1,042)
Net cash flows used in investing activities	(1)	(4)	(1,048)
FINANCING ACTIVITIES
Proceeds from issuance of shares	2,811	20,429
Repayments of bank loans			(1,500)
Advances from related companies	8	60	2,440
Repayments to the Shareholder	(640)	(4,653)
Payment of principal portion of lease liabilities			(583)
Payment of interest expenses of lease liabilities			(81)
Interest paid			(1,878)
Net cash flows used in financing activities	2,179	15,836	(1,602)
NET INCREASE IN CASH AND CASH EQUIVALENTS	548	3,986	397
NET FOREIGN EXCHANGE DIFFERENCE	6	40	117
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	654	4,753	31,695
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,208	¥ 8,779	¥ 32,209